UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2011

Date of reporting period: January 31, 2011

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND	Table of Contents

Shareholder Letter	2

Management’s Discussion of Fund Performance	3

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	25

Fund Information	27

Privacy Notice and Householding	28

Directors and Officers	29

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders.  In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review.  In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook.  You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis                                                                           Kenneth C. Feinberg
President & Portfolio Manager                                                          Portfolio Manager

March 1, 2011

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis New York Venture Fund’s Class A shares delivered a total return on net asset value of 16.47% for the six-month period ended January 31, 2011. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 17.93%. The increase was widespread as every sector1 within the Index posted gains. The sectors within the Index that turned in the strongest performance over the six-month period were energy, materials, and industrials. The sectors that turned in the weakest (but still positive) performance over the six-month period were utilities and consumer staples.

Factors Impacting the Fund’s Performance

Energy companies were the most important contributor2 to the Fund’s absolute performance, but were also the most important reason that the Fund lagged behind the Index.  The Fund’s energy companies under-performed the corresponding sector within the Index (up 25% versus up 36% for the Index), but had a higher relative average weighting (15% versus 11% for the Index) in this stronger performing sector.  Devon Energy3, Occidental Petroleum, and Canadian Natural Resources were among the most important contributors to performance. OGX Petroleo was among the most important detractors from performance.

The Fund had more invested in financials than any other sector over the six-month period and they were an important contributor to absolute performance. The Fund’s financial companies out-performed the corresponding sector within the Index (up 13% versus up 12% for the Index), but a higher relative average weighting (28% versus 16% for the Index) in this weaker performing sector hurt performance relative to the Index. Bank of New York Mellon and Wells Fargo were among the most important contributors to performance. American Express and Visa were among the most important detractors from performance.

Industrial companies, while making positive contributions to the Fund’s performance, were the second most important detractor from performance relative to the Index. The Fund’s industrial companies under-performed the corresponding sector within the Index (up 14% versus up 21% for the Index) and had a lower relative average weighting (6% versus 11% for the Index) in this stronger performing sector. China Shipping was among the most important detractors from performance.

Consumer discretionary companies made a positive contribution to both the Fund’s absolute and relative performance. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 35% versus up 20% for the Index) and had a lower relative average weighting (5% versus 11% for the Index). CarMax was among the most important contributors to performance.

Other important contributors to performance included Costco Wholesale and Texas Instruments. Other important detractors from performance included Merck, Hewlett-Packard, and Activision Blizzard.

The Fund had approximately 19% of its net assets invested in foreign companies at January 31, 2011. As a whole, those companies out-performed the domestic companies held by the Fund.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective.  Davis New York Venture Fund’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2001

Average Annual Total Return for periods ended January 31, 2011

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	17.68%	1.30%	2.61%	11.90%	02/17/69	0.90%	0.90%
Class A - with sales charge	12.09%	0.32%	2.12%	11.77%	02/17/69	0.90%	0.90%
Class B†, **	12.65%	0.06%	2.04%	9.67%	12/01/94	1.80%	1.80%
Class C**	15.78%	0.52%	1.82%	9.09%	12/20/94	1.68%	1.68%
Class R	17.27%	0.96%	NA	5.86%	08/20/03	1.26%	1.26%
Class Y	18.00%	1.57%	2.91%	7.95%	10/02/96	0.62%	0.62%
S&P 500® Index***	22.19%	2.24%	1.30%	9.61%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis New York Venture Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 02/17/69.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/11 Net Assets)		(% of 01/31/11 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	79.42%	Energy	16.11%	12.70%
Common Stock (Foreign)	18.70%	Health Care	13.40%	10.70%
Convertible Bonds (Foreign)	0.24%	Diversified Financials	12.89%	7.60%
Convertible Bonds (U.S.)	0.11%	Insurance	9.21%	3.86%
Short-Term Investments	1.58%	Materials	9.10%	3.65%
Other Assets & Liabilities	(0.05)%	Food & Staples Retailing	7.59%	2.33%
	100.00%	Food, Beverage & Tobacco	6.99%	5.57%
		Information Technology	5.72%	18.97%
		Banks	4.50%	3.10%
		Retailing	3.15%	3.55%
		Commercial & Professional Services	2.67%	0.59%
		Other	2.29%	13.67%
		Transportation	2.20%	1.96%
		Household & Personal Products	1.56%	2.31%
		Capital Goods	1.43%	8.60%
		Automobiles & Components	1.19%	0.84%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/11 Net Assets)

Wells Fargo & Co.	Commercial Banks	4.43%
American Express Co.	Consumer Finance	4.11%
Costco Wholesale Corp.	Food & Staples Retailing	4.11%
Bank of New York Mellon Corp.	Capital Markets	3.98%
Occidental Petroleum Corp.	Energy	3.69%
Devon Energy Corp.	Energy	3.53%
EOG Resources, Inc.	Energy	3.47%
CVS Caremark Corp.	Food & Staples Retailing	3.36%
Loews Corp.	Multi-line Insurance	2.99%
Canadian Natural Resources Ltd.	Energy	2.98%

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended January 31, 2011.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads).  Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited) – (Continued)

	Beginning Account Value (08/01/10)	Ending Account Value (01/31/11)	Expenses Paid During Period* (08/01/10-01/31/11)

Class A (annualized expense ratio 0.90%**)
Actual	$1,000.00	$1,164.72	$4.91
Hypothetical	$1,000.00	$1,020.67	$4.58
Class B (annualized expense ratio 1.80%**)
Actual	$1,000.00	$1,160.00	$9.80
Hypothetical	$1,000.00	$1,016.13	$9.15
Class C (annualized expense ratio 1.68%**)
Actual	$1,000.00	$1,160.24	$9.15
Hypothetical	$1,000.00	$1,016.74	$8.54
Class R (annualized expense ratio 1.26%**)
Actual	$1,000.00	$1,162.96	$6.87
Hypothetical	$1,000.00	$1,018.85	$6.41
Class Y (annualized expense ratio 0.62%**)
Actual	$1,000.00	$1,166.84	$3.39
Hypothetical	$1,000.00	$1,022.08	$3.16

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.12%)
CONSUMER DISCRETIONARY – (5.29%)
Automobiles & Components – (1.17%)
Harley-Davidson, Inc.	9,908,156	$392,858,385
Consumer Durables & Apparel – (0.19%)
Hunter Douglas NV (Netherlands)	1,183,216	62,920,821
Media – (0.84%)
Grupo Televisa S.A., ADR (Mexico)*	6,589,491	158,543,153
Liberty Media - Starz, Series A *	493,242	32,901,708
News Corp., Class A	6,007,603	90,264,235
		281,709,096
Retailing – (3.09%)
Bed Bath & Beyond Inc. *	12,420,143	596,228,965
CarMax, Inc. *	10,628,492	347,020,264
Liberty Media Corp. - Interactive, Series A *	6,165,360	97,690,129
		1,040,939,358
	Total Consumer Discretionary	1,778,427,660
CONSUMER STAPLES – (15.89%)
Food & Staples Retailing – (7.47%)
Costco Wholesale Corp.	19,226,931	1,381,454,992
CVS Caremark Corp.	33,046,295	1,130,183,289
		2,511,638,281
Food, Beverage & Tobacco – (6.88%)
Coca-Cola Co.	10,202,565	641,231,210
Diageo PLC (United Kingdom)	17,513,823	337,215,395
Diageo PLC, ADR (United Kingdom)	17,779	1,365,427
Heineken Holding NV (Netherlands)	8,667,551	384,733,979
Hershey Co.	1,415,327	66,081,618
Kraft Foods Inc., Class A	5,605,000	171,344,850
Mead Johnson Nutrition Co.	651,840	37,787,165
Nestle S.A. (Switzerland)	3,176,525	171,781,357
Philip Morris International Inc.	6,109,267	349,694,443
Unilever NV, NY Shares (Netherlands)	5,085,854	150,693,854
		2,311,929,298
Household & Personal Products – (1.54%)
Natura Cosmeticos S.A. (Brazil)	2,046,500	52,422,418
Procter & Gamble Co.	7,340,566	463,409,932
		515,832,350
	Total Consumer Staples	5,339,399,929
ENERGY – (15.86%)
Canadian Natural Resources Ltd. (Canada)	22,471,580	1,000,434,742
China Coal Energy Co. - H (China)	147,804,011	215,734,918
Devon Energy Corp.	13,392,012	1,187,737,544
EOG Resources, Inc.	10,971,966	1,167,307,463
Occidental Petroleum Corp.	12,823,235	1,239,750,360
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	19,150,000	197,709,289
Schlumberger Ltd.	886,800	78,916,332
Transocean Ltd. *	3,059,451	244,541,918
	Total Energy	5,332,132,566

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (26.92%)
Banks – (4.43%)
Commercial Banks – (4.43%)
Wells Fargo & Co.	45,886,134	$1,487,628,464
Diversified Financials – (12.69%)
Capital Markets – (7.45%)
Ameriprise Financial, Inc.	5,637,732	347,566,178
Bank of New York Mellon Corp.	42,826,945	1,337,485,492
Brookfield Asset Management Inc., Class A (Canada)	4,347,420	141,856,315
Charles Schwab Corp.	1,109,000	20,017,450
GAM Holding Ltd. (Switzerland)*	4,633,493	82,951,305
Goldman Sachs Group, Inc.	1,085,869	177,669,886
Julius Baer Group Ltd. (Switzerland)	8,745,037	395,749,979
		2,503,296,605
Consumer Finance – (4.11%)
American Express Co.	31,859,658	1,382,071,964
Diversified Financial Services – (1.13%)
Bank of America Corp.	2,641,295	36,264,980
JPMorgan Chase & Co.	1,317,233	59,196,451
Moody's Corp.	6,968,959	204,678,326
Visa Inc., Class A	1,141,950	79,765,208
		379,904,965
		4,265,273,534
Insurance – (9.07%)
Insurance Brokers – (0.10%)
Aon Corp.	725,000	33,161,500
Multi-line Insurance – (3.55%)
Fairfax Financial Holdings Ltd. (Canada)	330,694	126,158,107
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	160,877	61,372,162
Loews Corp. (c)	25,108,721	1,005,604,276
		1,193,134,545
Property & Casualty Insurance – (4.32%)
Berkshire Hathaway Inc., Class A *	5,440	665,992,000
Markel Corp. *	86,114	34,660,885
Progressive Corp. (Ohio) (c)	37,979,226	752,368,467
		1,453,021,352
Reinsurance – (1.10%)
Everest Re Group, Ltd.	615,500	51,874,340
Transatlantic Holdings, Inc. (c)	6,185,151	318,226,019
		370,100,359
		3,049,417,756
Real Estate – (0.73%)
Hang Lung Group Ltd. (Hong Kong)	39,391,100	246,552,773
	Total Financials	9,048,872,527
HEALTH CARE – (13.20%)
Health Care Equipment & Services – (3.74%)
Baxter International Inc.	5,546,264	268,938,341
Becton, Dickinson and Co.	3,540,049	293,647,065
Express Scripts, Inc. *	12,300,208	692,932,218
		1,255,517,624

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (9.46%)
Agilent Technologies, Inc. *	8,113,900	$339,404,437
Johnson & Johnson	12,425,350	742,663,169
Merck & Co., Inc.	28,342,810	940,131,008
Pfizer Inc.	34,344,215	625,751,597
Roche Holding AG - Genusschein (Switzerland)	3,501,000	532,567,373
		3,180,517,584
	Total Health Care	4,436,035,208
INDUSTRIALS – (6.21%)
Capital Goods – (1.41%)
Lockheed Martin Corp.	3,010,000	239,596,000
Tyco International Ltd.	5,222,062	234,105,040
		473,701,040
Commercial & Professional Services – (2.63%)
D&B Corp. (c)	4,864,309	413,223,049
Iron Mountain Inc. (c)	19,259,589	469,741,376
		882,964,425
Transportation – (2.17%)
China Merchants Holdings International Co., Ltd. (China)	89,670,715	385,864,761
China Shipping Development Co. Ltd. - H (China)(c)	68,979,600	83,784,294
Kuehne & Nagel International AG (Switzerland)	1,769,209	228,835,189
LLX Logistica S.A. (Brazil)*	6,578,800	15,786,436
PortX Operacoes Portuarias S.A. (Brazil)*	7,481,800	15,260,278
		729,530,958
	Total Industrials	2,086,196,423
INFORMATION TECHNOLOGY – (5.64%)
Semiconductors & Semiconductor Equipment – (2.10%)
Texas Instruments Inc.	20,836,145	706,553,677
Software & Services – (2.66%)
Activision Blizzard, Inc.	13,927,133	157,306,967
Google Inc., Class A *	548,045	328,953,050
Microsoft Corp.	14,706,831	407,746,890
		894,006,907
Technology Hardware & Equipment – (0.88%)
Hewlett-Packard Co.	6,425,669	293,588,817
	Total Information Technology	1,894,149,401
MATERIALS – (8.72%)
Air Products and Chemicals, Inc.	1,252,800	109,306,800
BHP Billiton PLC (United Kingdom)	4,670,343	178,052,348
Martin Marietta Materials, Inc. (c)	4,009,093	334,759,266
Monsanto Co.	6,743,296	494,823,060
Potash Corp. of Saskatchewan Inc. (Canada)	1,466,246	260,669,214
Praxair, Inc.	1,350,220	125,624,469
Rio Tinto PLC (United Kingdom)	3,006,214	206,103,626
Sealed Air Corp. (c)	25,096,807	669,833,779
Sino-Forest Corp. (Canada)*(c)	20,504,134	445,977,968
Sino-Forest Corp., 144A (Canada)*(a)(b)(c)	578,195	12,576,109

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Vulcan Materials Co.	2,199,699	$93,619,189
	Total Materials	2,931,345,828
TELECOMMUNICATION SERVICES – (0.39%)
America Movil SAB de C.V., Series L, ADR (Mexico)	2,304,737	131,346,962
	Total Telecommunication Services	131,346,962

	TOTAL COMMON STOCK – (Identified cost $20,804,320,630)	32,977,906,504

CONVERTIBLE BONDS – (0.35%)
MATERIALS – (0.24%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$61,132,000	79,318,770
	Total Materials	79,318,770
TELECOMMUNICATION SERVICES – (0.11%)
Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	29,918,000	37,584,487
	Total Telecommunication Services	37,584,487

	TOTAL CONVERTIBLE BONDS – (Identified cost $91,077,375)	116,903,257

SHORT-TERM INVESTMENTS – (1.58%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.22%, 02/01/11, dated 01/31/11, repurchase value of $194,551,189 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.68%-5.702%, 06/01/24-02/01/49, total market value $198,441,000)	194,550,000	194,550,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.22%, 02/01/11, dated 01/31/11, repurchase value of $337,103,060 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.247%-6.50%, 01/01/19-02/01/41, total market value $343,843,020)	337,101,000	337,101,000

	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $531,651,000)	531,651,000

Total Investments – (100.05%) – (Identified cost $21,427,049,005) – (d)		33,626,460,761
Liabilities Less Other Assets – (0.05%)		(16,501,320)
Net Assets – (100.00%)		$33,609,959,441

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $73,948,271 or 0.22% of the Fund's net assets as of January 31, 2011.

(b)	Restricted Security – See Note 9 of the Notes to Financial Statements.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2011 (Unaudited)

(c)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2011.  The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2011, amounts to $4,585,413,373.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2010	Gross Additions	Gross Reductions	Shares/Principal January 31, 2011	Dividend/ Interest Income
CarMax, Inc. (1)	12,702,992	–	2,074,500	10,628,492	$–
China Shipping Development Co. Ltd. - H	68,979,600	–	–	68,979,600	–
D&B Corp.	4,995,809	–	131,500	4,864,309	3,451,041
Iron Mountain Inc.	19,259,589	–	–	19,259,589	4,814,897
Loews Corp.	25,108,721	–	–	25,108,721	3,138,590
Martin Marietta Materials, Inc.	4,009,093	–	–	4,009,093	3,207,274
Progressive Corp. (Ohio)	39,157,126	–	1,177,900	37,979,226	53,121,543
Sealed Air Corp.	26,901,107	–	1,804,300	25,096,807	6,775,121
Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (1)	$105,000,000	–	$105,000,000	–	4,200,000
Sino-Forest Corp.	19,909,434	594,700	–	20,504,134	–
Sino-Forest Corp., 144A	578,195	–	–	578,195	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$61,132,000	–	–	$61,132,000	1,528,300
Transatlantic Holdings, Inc.	6,417,151	–	232,000	6,185,151	2,634,303

	(1) Not an affiliate as of January 31, 2011.

(d)	Aggregate cost for federal income tax purposes is $21,481,914,190. At January 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$12,576,080,240
	Unrealized depreciation	(431,533,669)
Net unrealized appreciation		$12,144,546,571

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2011 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments):
Unaffiliated companies	$29,041,047,388
Affiliated companies	4,585,413,373
Cash	312,386
Receivables:
Capital stock sold	59,030,920
Dividends and interest	46,394,280
Investment securities sold	63,838,188
Prepaid expenses	1,238,312
Total assets	33,797,274,847

LIABILITIES:
Payables:
Capital stock redeemed	105,662,481
Investment securities purchased	47,020,089
Accrued distribution and service plan fees	9,293,802
Accrued management fee	14,291,113
Accrued transfer agent fees	9,573,887
Other accrued expenses	1,474,034
Total liabilities	187,315,406

NET ASSETS	$33,609,959,441

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$48,414,799
Additional paid-in capital	26,095,487,003
Accumulated net investment loss	(101,223,365)
Accumulated net realized losses from investments and foreign currency transactions	(4,633,120,745)
Net unrealized appreciation on investments and foreign currency transactions	12,200,401,749
Net Assets	$33,609,959,441

*Including:
Cost of unaffiliated companies	$18,686,538,670
Cost of affiliated companies	2,740,510,335

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities – (Continued)
At January 31, 2011 (Unaudited)

CLASS A SHARES:
Net assets	$19,959,210,131
Shares outstanding	573,492,769
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$34.80
Maximum offering price per share (100/95.25 of $34.80)†	$36.54

CLASS B SHARES:
Net assets	$627,232,258
Shares outstanding	18,787,316
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$33.39

CLASS C SHARES:
Net assets	$4,226,538,008
Shares outstanding	125,644,673
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$33.64

CLASS R SHARES:
Net assets	$878,924,098
Shares outstanding	25,210,568
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$34.86

CLASS Y SHARES:
Net assets	$7,918,054,946
Shares outstanding	225,160,647
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$35.17

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2011 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies*		$199,763,272
Affiliated companies		77,142,769
Interest:
Unaffiliated companies		12,817,884
Affiliated companies		5,728,300
Net lending fees		569,764
Total income		296,021,989

Expenses:
Management fees (Note 3)	$79,142,927
Custodian fees	2,267,169
Transfer agent fees:
Class A	13,611,739
Class B	928,470
Class C	3,322,248
Class R	1,044,420
Class Y	3,758,603
Audit fees	46,200
Legal fees	30,500
Accounting fees (Note 3)	229,998
Reports to shareholders	2,050,000
Directors’ fees and expenses	346,348
Registration and filing fees	225,000
Miscellaneous	231,695
Payments under distribution plan (Note 7):
Class A	23,317,106
Class B	3,263,339
Class C	20,756,603
Class R	2,151,956
Total expenses		156,724,321
Expenses paid indirectly (Note 4)		(283)
Net expenses		156,724,038
Net investment income		139,297,951

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies		792,715,501
Affiliated companies		57,194,809
Foreign currency transactions		(380,091)
Net realized gain		849,530,219
Net increase in unrealized appreciation		3,930,850,390
Net realized and unrealized gain on investments and foreign currency transactions		4,780,380,609
Net increase in net assets resulting from operations		$4,919,678,560

*Net of foreign taxes withheld as follows		$2,180,104

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010

OPERATIONS:
Net investment income	$139,297,951	$191,871,701
Net realized gain (loss) from investments and foreign currency transactions	849,530,219	(152,430,958)
Net increase in unrealized appreciation on investments and foreign currency transactions	3,930,850,390	3,736,803,602
Net increase in net assets resulting from operations	4,919,678,560	3,776,244,345

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(220,121,410)	(138,836,747)
Class B	(2,113,491)	–
Class C	(17,850,703)	(305,807)
Class R	(7,269,634)	(2,905,520)
Class Y	(102,137,276)	(61,286,170)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(1,377,045,343)	(2,218,643,168)
Class B	(126,989,318)	(258,012,483)
Class C	(430,219,281)	(620,635,263)
Class R	(69,904,511)	(29,624,032)
Class Y	(62,683,008)	474,895,816

Total increase in net assets	2,503,344,585	920,890,971

NET ASSETS:
Beginning of period	31,106,614,856	30,185,723,885
End of period*	$33,609,959,441	$31,106,614,856

*Including undistributed net investment income (loss) of	$(101,223,365)	$108,971,198

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y.  Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans.  Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each class’s distribution arrangement), liquidation, and distributions.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$1,778,427,660	$–	$–	$1,778,427,660
Consumer staples	5,339,399,929	–	–	5,339,399,929
Energy	5,332,132,566	–	–	5,332,132,566
Financials	9,048,872,527	–	–	9,048,872,527
Health care	4,436,035,208	–	–	4,436,035,208
Industrials	2,002,412,129	83,784,294	–	2,086,196,423
Information technology	1,894,149,401	–	–	1,894,149,401
Materials	2,931,345,828	–	–	2,931,345,828
Telecommunication services	131,346,962	–	–	131,346,962
Convertible debt securities	–	116,903,257	–	116,903,257
Short-term securities	–	531,651,000	–	531,651,000
Total	$32,894,122,210	$732,338,551	$–	$33,626,460,761

Level 1 to Level 2 transfers*:
Industrials	$83,784,294

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended January 31, 2011.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2011, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  At July 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards	Post October 2009 Capital Losses
Expiring
07/31/2011	$71,238,000	$–
07/31/2012	435,021,000	–
07/31/2013	243,098,000	–
07/31/2014	376,146,000	–
07/31/2015	–	–
07/31/2016	–	–
07/31/2017	1,140,850,000	–
07/31/2018	3,098,883,000	–
07/31/2019	–	116,569,000
	$5,365,236,000	$116,569,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending July 31, 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, and commission repayments.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2011 were $1,228,690,746 and $3,362,052,923, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion.  Advisory fees paid for the six months ended January 31, 2011 approximated 0.49% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the six months ended January 31, 2011 amounted to $854,813. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for theses services for the six months ended January 31, 2011 amounted to $229,998. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $283 during the six months ended January 31, 2011.

NOTE 5 - CAPITAL STOCK

At January 31, 2011, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.225 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2011 (Unaudited)		July 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	29,916,234	$971,258,424	89,381,011	$2,721,605,769
Shares issued in reinvestment of distributions	6,172,436	202,579,348	4,148,095	126,600,552
	36,088,670	1,173,837,772	93,529,106	2,848,206,321
Shares redeemed	(78,433,449)	(2,550,883,115)	(167,956,444)	(5,066,849,489)
Net decrease	(42,344,779)	$(1,377,045,343)	(74,427,338)	$(2,218,643,168)

Class B	Six months ended		Year ended
	January 31, 2011 (Unaudited)		July 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	544,929	$16,970,713	1,686,144	$48,973,551
Shares issued in reinvestment of distributions	63,398	1,999,567	–	–
	608,327	18,970,280	1,686,144	48,973,551
Shares redeemed	(4,718,031)	(145,959,598)	(10,626,796)	(306,986,034)
Net decrease	(4,109,704)	$(126,989,318)	(8,940,652)	$(258,012,483)

Class C	Six months ended		Year ended
	January 31, 2011 (Unaudited)		July 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	3,360,609	$105,744,638	10,701,937	$313,772,639
Shares issued in reinvestment of distributions	528,260	16,782,841	9,659	285,547
	3,888,869	122,527,479	10,711,596	314,058,186
Shares redeemed	(17,750,937)	(552,746,760)	(32,018,500)	(934,693,449)
Net decrease	(13,862,068)	$(430,219,281)	(21,306,904)	$(620,635,263)

Class R	Six months ended		Year ended
	January 31, 2011 (Unaudited)		July 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	2,911,992	$94,743,898	8,723,063	$265,953,552
Shares issued in reinvestment of distributions	220,688	7,260,629	94,827	2,901,708
	3,132,680	102,004,527	8,817,890	268,855,260
Shares redeemed	(5,275,176)	(171,909,038)	(9,853,055)	(298,479,292)
Net decrease	(2,142,496)	$(69,904,511)	(1,035,165)	$(29,624,032)

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class Y	Six months ended		Year ended
	January 31, 2011 (Unaudited)		July 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	23,108,853	$763,846,317	63,628,836	$1,945,969,392
Shares issued in reinvestment of distributions	2,852,499	94,560,348	1,832,386	56,474,158
	25,961,352	858,406,665	65,461,222	2,002,443,550
Shares redeemed	(28,154,700)	(921,089,673)	(49,977,550)	(1,527,547,734)
Net increase (decrease)	(2,193,348)	$(62,683,008)	15,483,672	$474,895,816

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended January 31, 2011.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2011, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received $1,983,584 from commissions earned on sales of Class A shares of the Fund, of which $295,800 was retained by the Underwriter and the remaining $1,687,784 was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period.  The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.  The service fee for Class A shares of the Fund for the six months ended January 31, 2011 was $23,317,106.

Class B Shares - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%.  The Fund pays the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

During the six months ended January 31, 2011, Class B shares of the Fund made distribution plan payments, which included distribution fees of $2,452,889 and service fees of $810,450.

Commission advances by the Distributor during the six months ended January 31, 2011 on the sale of Class B shares of the Fund amounted to $278,537, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase.  The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.  During the six months ended January 31, 2011, the Distributor received $616,910 in contingent deferred sales charges from Class B shares of the Fund.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The Fund pays the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

During the six months ended January 31, 2011, Class C shares of the Fund made distribution plan payments, which included distribution fees of $15,567,452 and service fees of $5,189,151.

Commission advances by the Distributor during the six months ended January 31, 2011 on the sale of Class C shares of the Fund amounted to $784,281, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase.  During the six months ended January 31, 2011, the Distributor received $102,318 in contingent deferred sales charges from Class C shares of the Fund.

Class R Shares - Class R shares of the Fund are sold and redeemed at net asset value.  Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

During the six months ended January 31, 2011, Class R shares of the Fund made distribution plan payments, which included distribution fees of $1,075,978 and service fees of $1,075,978.

NOTE 8 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2011, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 9 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of restricted securities in the Fund amounted to $153,267,041 or 0.46% of the Fund’s net assets as of January 31, 2011.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of January 31, 2011

Fairfax Financial Holdings Ltd., 144A	02/23/10	NA	160,877	$355.07	$381.48

Sino-Forest Corp., 144A	12/11/09	NA	578,195	$15.86	$21.75

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 61,132,000	611,320	$100.04	$129.75

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)a	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2011e	$30.22	$0.15	$4.81	$4.96
Year ended July 31, 2010	$26.99	$0.20	$3.24	$3.44
Year ended July 31, 2009	$34.31	$0.29	$(7.27)	$(6.98)
Year ended July 31, 2008	$39.75	$0.39	$(5.40)	$(5.01)
Year ended July 31, 2007	$35.11	$0.37	$4.54	$4.91
Year ended July 31, 2006	$32.13	$0.27	$2.98	$3.25
Davis New York Venture Fund Class B:
Six months ended January 31, 2011e	$28.88	$–g	$4.62	$4.62
Year ended July 31, 2010	$25.84	$(0.06)	$3.10	$3.04
Year ended July 31, 2009	$32.74	$0.06	$(6.90)	$(6.84)
Year ended July 31, 2008	$37.93	$0.09	$(5.18)	$(5.09)
Year ended July 31, 2007	$33.53	$0.05	$4.35	$4.40
Year ended July 31, 2006	$30.69	$–g	$2.85	$2.85
Davis New York Venture Fund Class C:
Six months ended January 31, 2011e	$29.12	$0.02	$4.64	$4.66
Year ended July 31, 2010	$26.03	$(0.03)	$3.12	$3.09
Year ended July 31, 2009	$32.96	$0.09	$(6.94)	$(6.85)
Year ended July 31, 2008	$38.18	$0.09	$(5.19)	$(5.10)
Year ended July 31, 2007	$33.74	$0.07	$4.37	$4.44
Year ended July 31, 2006	$30.89	$0.01	$2.86	$2.87
Davis New York Venture Fund Class R:
Six months ended January 31, 2011e	$30.23	$0.09	$4.82	$4.91
Year ended July 31, 2010	$27.00	$0.10	$3.24	$3.34
Year ended July 31, 2009	$34.28	$0.18	$(7.24)	$(7.06)
Year ended July 31, 2008	$39.73	$0.25	$(5.40)	$(5.15)
Year ended July 31, 2007	$35.10	$0.26	$4.54	$4.80
Year ended July 31, 2006	$32.13	$0.17	$2.99	$3.16
Davis New York Venture Fund Class Y:
Six months ended January 31, 2011e	$30.56	$0.20	$4.87	$5.07
Year ended July 31, 2010	$27.29	$0.29	$3.27	$3.56
Year ended July 31, 2009	$34.75	$0.36	$(7.39)	$(7.03)
Year ended July 31, 2008	$40.26	$0.49	$(5.46)	$(4.97)
Year ended July 31, 2007	$35.54	$0.48	$4.60	$5.08
Year ended July 31, 2006	$32.53	$0.35	$3.03	$3.38

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

Financial Highlights

Dividends and Distributions	Ratios to Average Net Assets

Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returnb	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratioc	Net Investment Income (Loss) Ratio	Portfolio Turnoverd

$(0.38)	$–	$–	$(0.38)	$34.80	16.47%	$19,959	0.90%f	0.90%f	0.92%f	4%
$(0.21)	$–	$–	$(0.21)	$30.22	12.74%	$18,608	0.89%	0.89%	0.67%	13%
$(0.34)	$–	$–	$(0.34)	$26.99	(20.08)%	$18,628	0.92%	0.92%	1.14%	15%
$(0.43)	$–	$–	$(0.43)	$34.31	(12.77)%	$26,029	0.85%	0.85%	1.01%	16%
$(0.27)	$–	$–	$(0.27)	$39.75	14.03%	$29,764	0.85%	0.85%	0.95%	5%
$(0.27)	$–	$–	$(0.27)	$35.11	10.15%	$22,809	0.88%	0.87%	0.79%	6%

$(0.11)	$–	$–	$(0.11)	$33.39	16.00%	$627	1.80%f	1.80%f	0.02%f	4%
$–	$–	$–	$–	$28.88	11.77%	$661	1.77%	1.77%	(0.21)%	13%
$(0.06)	$–	$–	$(0.06)	$25.84	(20.84)%	$823	1.81%	1.81%	0.25%	15%
$(0.10)	$–	$–	$(0.10)	$32.74	(13.45)%	$1,582	1.66%	1.66%	0.20%	16%
$–g	$–	$–	$–g	$37.93	13.13%	$3,007	1.65%	1.65%	0.15%	5%
$(0.01)	$–	$–	$(0.01)	$33.53	9.30%	$4,154	1.66%	1.65%	0.01%	6%

$(0.14)	$–	$–	$(0.14)	$33.64	16.02%	$4,227	1.68%f	1.68%f	0.14%f	4%
$–g	$–	$–	$–g	$29.12	11.88%	$4,062	1.67%	1.67%	(0.11)%	13%
$(0.08)	$–	$–	$(0.08)	$26.03	(20.74)%	$4,186	1.71%	1.71%	0.35%	15%
$(0.12)	$–	$–	$(0.12)	$32.96	(13.41)%	$6,444	1.61%	1.61%	0.25%	16%
$–g	$–	$–	$–g	$38.18	13.17%	$7,750	1.62%	1.62%	0.18%	5%
$(0.02)	$–	$–	$(0.02)	$33.74	9.29%	$6,230	1.65%	1.64%	0.02%	6%

$(0.28)	$–	$–	$(0.28)	$34.86	16.30%	$879	1.26%f	1.26%f	0.56%f	4%
$(0.11)	$–	$–	$(0.11)	$30.23	12.35%	$827	1.23%	1.23%	0.33%	13%
$(0.22)	$–	$–	$(0.22)	$27.00	(20.42)%	$767	1.32%	1.32%	0.74%	15%
$(0.30)	$–	$–	$(0.30)	$34.28	(13.06)%	$919	1.19%	1.19%	0.67%	16%
$(0.17)	$–	$–	$(0.17)	$39.73	13.70%	$741	1.17%	1.17%	0.63%	5%
$(0.19)	$–	$–	$(0.19)	$35.10	9.86%	$375	1.15%	1.15%	0.51%	6%

$(0.46)	$–	$–	$(0.46)	$35.17	16.68%	$7,918	0.62%f	0.62%f	1.20%f	4%
$(0.29)	$–	$–	$(0.29)	$30.56	13.04%	$6,949	0.63%	0.63%	0.93%	13%
$(0.43)	$–	$–	$(0.43)	$27.29	(19.88)%	$5,783	0.63%	0.63%	1.43%	15%
$(0.54)	$–	$–	$(0.54)	$34.75	(12.53)%	$7,333	0.59%	0.59%	1.27%	16%
$(0.36)	$–	$–	$(0.36)	$40.26	14.34%	$6,739	0.59%	0.59%	1.21%	5%
$(0.37)	$–	$–	$(0.37)	$35.54	10.44%	$4,166	0.62%	0.62%	1.04%	6%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.

f	Annualized.

g	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Matters Submitted to a Vote of Shareholders (Unaudited)

A special meeting of shareholders was held on November 18, 2010.  The number of votes necessary to conduct the meeting and approve the proposal was obtained.  The results of the votes of shareholders are listed below.

PROPOSAL Election of Directors	For	Withheld

Marc Blum	21,190,271,101	330,727,210

Christopher Davis	21,194,449,707	326,548,604

Andrew Davis	21,200,067,606	320,930,705

John Gates Jr.	21,210,917,632	310,080,679

Thomas Gayner	21,206,559,380	314,438,931

G. Bernard Hamilton	21,172,019,454	348,978,857

Samuel Iapalucci	21,206,302,710	314,695,601

Robert Morgenthau	21,206,474,212	314,524,099

Christian Sonne	21,173,898,336	347,099,975

Marsha Williams	20,283,933,002	1,237,065,309

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS NEW YORK VENTURE FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS RESEARCH FUND	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	19

Fund Information	20

Privacy Notice and Householding	21

Directors and Officers	22

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis Research Fund’s Class A shares delivered a total return on net asset value of 15.40% for the six-month period ended January 31, 2011. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 17.93%. The increase was widespread as every sector1 within the Index posted gains. The sectors within the Index that turned in the strongest performance over the six-month period were energy, materials, and industrials. The sectors that turned in the weakest (but still positive) performance over the six-month period were utilities and consumer staples.

Factors Impacting the Fund’s Performance

The Fund had more invested in information technology companies than in any other sector over the six-month period. Information technology companies were the most important contributor2 to the Fund’s absolute performance. The Fund’s information technology companies out-performed the corresponding sector within the Index (up 21% versus up 20% for the Index) and had a higher relative average weighting (21% versus 18% for the Index).  Texas Instruments3, SAP AG, and International Business Machines were among the most important contributors to performance. Redecard and Hewlett-Packard were among the most important detractors from performance.

Financial companies were the second most important contributor to the Fund’s absolute performance. The Fund’s financial companies out-performed the corresponding sector within the Index (up 13% versus up 12% for the Index), but a higher relative average weighting (20% versus 16% for the Index) in this weaker performing sector hurt performance relative to the Index. Bank of New York Mellon was among the most important contributors to performance. Cielo and Fairfax Financial Holdings were among the most important detractors from performance.

Health care companies were also among the most important contributors to the Fund’s absolute performance and were the single most important contributor to performance relative to the Index. The Fund’s health care companies out-performed the corresponding sector within the Index (up 30% versus up 12% for the Index) and had a lower relative average weighting (8% versus 11% for the Index). Agilent Technologies was among the most important contributors to performance.

The Fund had an unusually large portion of its assets invested in cash over the six-month period and this was the single most important detractor from performance relative to the Index.

Energy companies were an important detractor from performance relative to the Index. The Fund’s energy companies under-performed the corresponding sector within the Index (up 30% versus up 36% for the Index) and had a lower relative average weighting (5% versus 11% for the Index) in this stronger performing sector. Spectra Energy was among the most important contributors to performance. OGX Petroleo was among the most important detractors from performance.

Other important contributors to performance included PACCAR, Nestle, and Costco Wholesale. Other important detractors from performance included Iron Mountain, All America Latina, and Avon Products. The Fund no longer owns Iron Mountain.

The Fund had approximately 22% of its net assets invested in foreign companies at January 31, 2011. As a whole, those companies under-performed the domestic companies held by the Fund.

Davis Research Fund’s investment objective is long-term growth of capital.  There can be no assurance that the Fund will achieve its objective.  Davis Research Fund’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, under $10 billion market capitalization risk, non-diversified fund risk, headline risk, and fees and expenses risk.  See the prospectus for a full description of each risk.

Class A, B, and C shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents.  Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction.  Currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares.  The Adviser reserves the right to reject any offer to purchase shares.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the Standard & Poor’s 500® Index for an investment made on October 31, 2001

Average Annual Total Return for periods ended January 31, 2011

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	17.51%	0.54%	4.87%	0.82%	0.82%
Class A - with sales charge	11.90%	(0.43)%	4.31%	0.82%	0.82%
S&P 500® Index	22.19%	2.24%	4.11%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Research Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Fund performance changes over time and current performance may be higher or lower than stated.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.   The operating expense ratios may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2011 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/11 Net Assets)		(% of 01/31/11 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	65.02%	Information Technology	23.37%	18.97%
Common Stock (Foreign)	20.59%	Food, Beverage & Tobacco	12.07%	5.57%
Corporate Bonds (Foreign)	1.01%	Insurance	10.11%	3.86%
Stock Warrants	0.17%	Health Care	9.34%	10.70%
Short-Term Investments	13.22%	Diversified Financials	8.07%	7.60%
Other Assets & Liabilities	(0.01)%	Materials	6.62%	3.65%
	100.00%	Capital Goods	6.38%	8.60%
		Energy	5.71%	12.70%
		Food & Staples Retailing	4.68%	2.33%
		Banks	4.03%	3.10%
		Other	3.36%	16.47%
		Commercial & Professional Services	2.17%	0.59%
		Household & Personal Products	2.13%	2.31%
		Retailing	1.96%	3.55%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/11 Net Assets)

Bank of New York Mellon Corp.	Capital Markets	4.91%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	4.77%
Nestle S.A.	Food, Beverage & Tobacco	4.40%
SAP AG, ADR	Software & Services	3.52%
International Business Machines Corp.	Software & Services	3.29%
Hewlett-Packard Co.	Technology Hardware & Equipment	3.25%
Agilent Technologies, Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.24%
Microsoft Corp.	Software & Services	3.10%
PACCAR Inc.	Capital Goods	2.42%
Fairfax Financial Holdings Ltd.	Multi-line Insurance	2.21%

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended January 31, 2011.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end sales charges (loads).  Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (08/01/10)	Ending Account Value (01/31/11)	Expenses Paid During Period* (08/01/10-01/31/11)

Class A
Actual	$1,000.00	$1,153.99	$4.45
Hypothetical	$1,000.00	$1,021.07	$4.18

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized operating expense ratio (0.82%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (85.61%)
CONSUMER DISCRETIONARY – (3.70%)
Automobiles & Components – (0.81%)
Fiat S.p.A., ADR (Italy)	5,440	$53,366
Ford Motor Co. *	12,240	195,228
		248,594
Consumer Services – (0.75%)
Wynn Resorts Ltd.	1,980	230,324
Media – (0.44%)
Viacom Inc., Class B	3,200	132,960
Retailing – (1.70%)
Bed Bath & Beyond Inc. *	4,160	199,701
Target Corp.	2,690	147,492
TJX Cos., Inc.	3,700	175,343
		522,536
	Total Consumer Discretionary	1,134,414
CONSUMER STAPLES – (16.39%)
Food & Staples Retailing – (4.06%)
Costco Wholesale Corp.	8,690	624,376
CVS Caremark Corp.	18,150	620,730
		1,245,106
Food, Beverage & Tobacco – (10.48%)
Coca-Cola Co.	5,572	350,200
Kraft Foods Inc., Class A	13,390	409,332
Mead Johnson Nutrition Co.	5,565	322,603
Nestle S.A. (Switzerland)	24,955	1,349,526
Philip Morris International Inc.	3,400	194,616
Unilever NV, NY Shares (Netherlands)	19,845	588,008
		3,214,285
Household & Personal Products – (1.85%)
Avon Products, Inc.	6,480	183,449
Colgate-Palmolive Co.	5,010	384,618
		568,067
	Total Consumer Staples	5,027,458
ENERGY – (4.95%)
BP PLC, ADR (United Kingdom)*	4,280	203,172
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	26,970	278,445
Schlumberger Ltd.	2,720	242,053
Spectra Energy Corp.	20,450	536,403
Transocean Ltd. *	3,255	260,172
	Total Energy	1,520,245
FINANCIALS – (19.09%)
Banks – (3.32%)
Commercial Banks – (3.32%)
Toronto-Dominion Bank (Canada)	3,395	254,252
U.S. Bancorp	15,000	405,000

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Banks – (Continued)
Commercial Banks – (Continued)
Wells Fargo & Co.	11,100	$359,862
		1,019,114
Diversified Financials – (7.00%)
Capital Markets – (6.54%)
Bank of New York Mellon Corp.	48,210	1,505,598
Brookfield Asset Management Inc., Class A (Canada)	15,400	502,502
		2,008,100
Diversified Financial Services – (0.46%)
Cielo S.A. (Brazil)	16,780	124,520
CME Group Inc.	51	15,732
		140,252
		2,148,352
Insurance – (8.77%)
Insurance Brokers – (0.06%)
Aon Corp.	400	18,296
Multi-line Insurance – (4.34%)
Fairfax Financial Holdings Ltd. (Canada)	1,781	679,443
Loews Corp.	16,300	652,815
		1,332,258
Property & Casualty Insurance – (2.35%)
ACE Ltd.	1,130	69,597
Berkshire Hathaway Inc., Class A *	4	489,700
W. R. Berkley Corp.	5,770	163,002
		722,299
Reinsurance – (2.02%)
Everest Re Group, Ltd.	7,340	618,615
		2,691,468
	Total Financials	5,858,934
HEALTH CARE – (8.11%)
Health Care Equipment & Services – (4.87%)
Baxter International Inc.	11,690	566,848
Becton, Dickinson and Co.	5,380	446,271
CareFusion Corp. *	8,615	221,664
Laboratory Corp. of America Holdings *	1,215	109,240
UnitedHealth Group Inc.	3,695	151,680
		1,495,703
Pharmaceuticals, Biotechnology & Life Sciences – (3.24%)
Agilent Technologies, Inc. *	23,730	992,626
	Total Health Care	2,488,329
INDUSTRIALS – (7.92%)
Capital Goods – (5.54%)
ABB Ltd., ADR (Switzerland)	5,510	130,422
Fluor Corp.	2,370	163,980
Lockheed Martin Corp.	5,320	423,472
PACCAR Inc.	13,170	744,039

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric S.A. (France)	1,525	$237,818
		1,699,731
Commercial & Professional Services – (1.89%)
Nielsen Holdings NV *	12,745	332,262
Republic Services, Inc.	8,000	246,720
		578,982
Transportation – (0.49%)
All America Latina Logistica S.A. (Brazil)	17,810	150,434
	Total Industrials	2,429,147
INFORMATION TECHNOLOGY – (20.28%)
Semiconductors & Semiconductor Equipment – (4.77%)
Texas Instruments Inc.	43,180	1,464,234
Software & Services – (12.26%)
Accenture PLC, Class A	3,025	155,697
Automatic Data Processing Inc.	4,450	213,133
International Business Machines Corp.	6,230	1,009,260
Microsoft Corp.	34,320	951,522
Oracle Corp.	6,730	215,562
Redecard S.A. (Brazil)	11,020	136,184
SAP AG, ADR (Germany)	18,675	1,081,282
		3,762,640
Technology Hardware & Equipment – (3.25%)
Hewlett-Packard Co.	21,790	995,585
	Total Information Technology	6,222,459
MATERIALS – (4.74%)
Air Products and Chemicals, Inc.	6,040	526,990
Cemex SAB de C.V., ADR (Mexico)	23,400	221,598
Potash Corp. of Saskatchewan Inc. (Canada)	1,095	194,669
Praxair, Inc.	2,000	186,080
Sherwin-Williams Co.	3,830	324,516
	Total Materials	1,453,853
TELECOMMUNICATION SERVICES – (0.43%)
America Movil SAB de C.V., Series L, ADR (Mexico)	2,300	131,077
	Total Telecommunication Services	131,077

TOTAL COMMON STOCK – (Identified cost $20,637,044)		26,265,916

8

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2011 (Unaudited)

	Shares/Principal	Value (Note 1)
STOCK WARRANTS – (0.17%)
FINANCIALS – (0.17%)
Banks – (0.17%)
Commercial Banks – (0.17%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	5,000	$53,150

TOTAL STOCK WARRANTS – (Identified cost $39,500)		53,150

CORPORATE BONDS – (1.01%)
MATERIALS – (1.01%)
Cemex Finance LLC, 144A Sr. Bond, 9.50%, 12/14/16 (Mexico) (a)	$300,000	308,625

TOTAL CORPORATE BONDS – (Identified cost $296,066)		308,625

SHORT-TERM INVESTMENTS – (13.22%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.22%, 02/01/11, dated 01/31/11, repurchase value of $1,485,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.68%-5.702%, 06/01/24-02/01/49, total market value $1,514,700)	1,485,000	1,485,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.22%, 02/01/11, dated 01/31/11, repurchase value of $2,572,016 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.247%-6.50%, 01/01/19-02/01/41, total market value $2,623,440)	2,572,000	2,572,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,057,000)		4,057,000

Total Investments – (100.01%) – (Identified cost $25,029,610) – (b)	30,684,691
Liabilities Less Other Assets – (0.01%)	(2,121)
Net Assets – (100.00%)	$30,682,570

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $308,625 or 1.01% of the Fund’s net assets as of January 31, 2011.

(b)	Aggregate cost for federal income tax purposes is $25,093,196. At January 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,833,552
Unrealized depreciation	(242,057)
Net unrealized appreciation	$5,591,495

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2011 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$30,684,691
Cash	4,538
Receivables:
Capital stock sold	25
Dividends and interest	36,524
Prepaid expenses	762
Due from Adviser	8
Total assets	30,726,548

LIABILITIES:
Accrued audit fees	9,000
Accrued custodian fees	8,450
Accrued management fee	14,700
Accrued registration and filing fees	3,330
Other accrued expenses	8,498
Total liabilities	43,978

NET ASSETS	$30,682,570

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$127,453
Additional paid-in capital	40,320,120
Accumulated net investment loss	(122,942)
Accumulated net realized losses from investments and foreign currency transactions	(15,298,399)
Net unrealized appreciation on investments and foreign currency transactions	5,656,338
Net Assets	$30,682,570

CLASS A SHARES:
Net assets	$30,682,570
Shares outstanding	2,549,060
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$12.04
Maximum offering price per share (100/95.25 of $12.04)†	$12.64

*Including:
Cost of Investments	$25,029,610
Cost and market value of repurchase agreements (if greater than 10% of net assets)	4,057,000

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2011 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$262,395
Interest		14,278
Total income		276,673

Expenses:
Management fees (Note 3)	$79,476
Custodian fees	17,851
Transfer agent fees:
Class A	528
Class B	61
Class C	60
Audit fees	9,000
Legal fees	27
Accounting fees (Note 3)	1,002
Reports to shareholders	1,125
Directors’ fees and expenses	307
Registration and filing fees	7,502
Miscellaneous	2,371
Payments under distribution plan (Note 7):
Class B	7
Class C	5
Total expenses		119,322
Expenses paid indirectly (Note 4)		(4)
Reimbursement of expenses by Adviser (Note 3)		(108)
Net expenses		119,210
Net investment income		157,463

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		532,129
Foreign currency transactions		400
Net realized gain		532,529
Net increase in unrealized appreciation		3,416,794
Net realized and unrealized gain on investments and foreign currency transactions		3,949,323
Net increase in net assets resulting from operations		$4,106,786

*Net of foreign taxes withheld as follows		$6,581

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010

OPERATIONS:
Net investment income	$157,463	$91,661
Net realized gain (loss) from investments and foreign currency transactions	532,529	(1,211,302)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,416,794	3,458,366
Net increase in net assets resulting from operations	4,106,786	2,338,725

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(335,252)	(63,611)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	233,564	23,293
Class B	(2,231)	–
Class C	(1,354)	–

Total increase in net assets	4,001,513	2,298,407

NET ASSETS:
Beginning of period	26,681,057	24,382,650
End of period*	$30,682,570	$26,681,057

*Including undistributed net investment income (loss) of	$(122,942)	$54,847

See Notes to Financial Statements

12

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund commenced operations on October 31, 2001. Until January 19, 2011, the Fund offered shares in three classes, Class A, Class B, and Class C.  The Fund ceased operations of Class B and Class C shares on January 19, 2011. Class A shares are sold with a front-end sales charge.  Income, expenses (other than those attributable to a specific class), and gains and losses were allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, were charged against the operations of that class. All classes had identical rights with respect to voting (exclusive of each class’s distribution arrangement), liquidation, and distributions.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

    Value Measurements – (Continued)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$1,134,414	$–	$–	$1,134,414
Consumer staples	5,027,458	–	–	5,027,458
Energy	1,520,245	–	–	1,520,245
Financials	5,912,084	–	–	5,912,084
Health care	2,488,329	–	–	2,488,329
Industrials	2,429,147	–	–	2,429,147
Information technology	6,222,459	–	–	6,222,459
Materials	1,453,853	–	–	1,453,853
Telecommunication services	131,077	–	–	131,077
Corporate debt securities	–	308,625	–	308,625
Short-term securities	–	4,057,000	–	4,057,000
Total	$26,319,066	$4,365,625	$–	$30,684,691

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2011, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  At July 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards	Post October 2009 Capital Losses
Expiring
07/31/2011	$–	$–
07/31/2012	–	–
07/31/2013	–	–
07/31/2014	–	–
07/31/2015	–	–
07/31/2016	–	–
07/31/2017	2,462,000	–
07/31/2018	11,642,000	–
07/31/2019	–	1,719,000
	$14,104,000	$1,719,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending July 31, 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2011 were $3,187,785 and $5,019,098, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the six months ended January 31, 2011 amounted to $101.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended January 31, 2011 amounted to $1,002.  The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.50%; Class B shares, 2.50%; Class C, shares 2.50%). During the six months ended January 31, 2011, such reimbursements amounted to $53 and $55 for Class B and C shares, respectively.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $4 during the six months ended January 31, 2011.

16

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 5 - CAPITAL STOCK

At January 31, 2011, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2011 (Unaudited)		July 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	709	$8,113	4,288	$42,349
Shares issued in reinvestment
of distributions	28,066	334,268	5,803	63,425
	28,775	342,381	10,091	105,774
Shares redeemed	(9,329)	(108,817)	(7,614)	(82,481)
Net increase	19,446	$233,564	2,477	$23,293

Class B	Period from August 1, 2010		Year ended
	through January 19, 2011		July 31, 2010
	(Cessation of Class) (Unaudited)
	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Shares issued in reinvestment
of distributions	–	–	–	–
	–	–	–	–
Shares redeemed	(199)	(2,231)	–	–
Net decrease	(199)	$(2,231)	–	$–

Class C	Period from August 1, 2010		Year ended
	through January 19, 2011		July 31, 2010
(Cessation of Class) (Unaudited)
	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Shares issued in reinvestment
of distributions	–	–	–	–
	–	–	–	–
Shares redeemed	(121)	(1,354)	–	–
Net decrease	(121)	$(1,354)	–	$–

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the six months ended January 31, 2011.

17

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2011 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares - Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2011, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period.  The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.  There was no service fee for Class A shares of the Fund for the six months ended January 31, 2011.

Class B Shares  - Class B shares of the Fund were sold at net asset value and were redeemed at net asset value.  A contingent deferred sales charge may have been assessed on shares redeemed within six years of purchase.

The Fund paid the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund paid the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

During the period from August 1, 2010 through January 19, 2011, Class B shares of the Fund made distribution fee payments of $7.  There were no payments made for service fees.

There were no commission advances by the Distributor during the period from August 1, 2010 through January 19, 2011 on the sale of Class B shares of the Fund.

A contingent deferred sales charge was imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase.  The charge was a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.  During the period from August 1, 2010 through January 19, 2011, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

Class C Shares  - Class C shares of the Fund were sold at net asset value and were redeemed at net asset value.  A contingent deferred sales charge may have been assessed on shares redeemed within the first year of purchase.

The Fund paid the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. The Fund paid the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

During the period from August 1, 2010 through January 19, 2011, Class C shares of the Fund made distribution fee payments of $5.  There were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class C shares of the Fund during the period from August 1, 2010 through January 19, 2011.

A contingent deferred sales charge of 1.00% was imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase.  During the period from August 1, 2010 through January 19, 2011, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

18

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended January 31, 2011		Year ended July 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.55		$9.65	$11.89	$14.99	$13.08	$14.22

Income (Loss) from Investment Operations:
Net Investment Income	0.06		0.04	0.09	0.02	0.01	0.04
Net Realized and Unrealized Gains (Losses)	1.56		0.89	(2.24)	(2.11)	2.53	0.06
Total from Investment Operations	1.62		0.93	(2.15)	(2.09)	2.54	0.10

Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.03)	(0.09)	(0.02)	(0.10)	(0.22)
Distributions from Realized Gains	–		–	–	(0.99)	(0.53)	(1.02)
Total Dividends and Distributions	(0.13)		(0.03)	(0.09)	(1.01)	(0.63)	(1.24)

Net Asset Value, End of Period	$12.04		$10.55	$9.65	$11.89	$14.99	$13.08

Total Returna	15.40%		9.58%	(17.86)%	(14.93)%	19.74%	0.74%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,683		$26,678	$24,380	$55,865	$64,856	$44,262
Ratio of Expenses to Average Net Assets:
Gross	0.82	%b	0.87%	0.97%	0.89%	0.90%	0.94%
Netc	0.82	%b	0.87%	0.97%	0.89%	0.90%	0.94%
Ratio of Net Investment Income to Average Net Assets	1.09	%b	0.35%	1.14%	0.17%	0.18%	0.20%
Portfolio Turnover Rated	13%		55%	29%	29%	26%	43%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

19

DAVIS RESEARCH FUND	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Matters Submitted to a Vote of Shareholders (Unaudited)

A special meeting of shareholders was held on November 18, 2010.  The number of votes necessary to conduct the meeting and approve the proposal was obtained.  The results of the votes of shareholders are listed below.

PROPOSAL Election of Directors	For	Withheld

Marc Blum	26,102,996	42,285

Christopher Davis	26,145,281	–

Andrew Davis	26,145,281	–

John Gates Jr.	26,145,281	–

Thomas Gayner	26,145,281	–

G. Bernard Hamilton	26,145,281	–

Samuel Iapalucci	26,145,281	–

Robert Morgenthau	26,145,281	–

Christian Sonne	26,145,281	–

Marsha Williams	26,145,281	–

20

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

21

DAVIS RESEARCH FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

22

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

23

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 8, 2011

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 8, 2011